Investment Securities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Transfer to retained earnings from disposal of equity instruments at fair value through other reserves	¥ 191,127	¥ 112,235